Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 1,178,170	$ 1,745,652
Securities and other financial assets, net	88,794	123,598
Loans	5,892,997	5,778,424
Interest receivable	41,757	41,144
Allowance for loans losses	(99,307)	(100,785)
Unearned interest and deferred fees	(12,114)	(16,525)
Loans, net	5,823,333	5,702,258
Customers' liabilities under acceptances	115,682	9,696
Derivative financial instruments - assets	11,157	2,688
Equipment and leasehold improvements, net	18,752	6,686
Intangibles, net	1,427	1,633
Investment properties	3,494	0
Other assets	8,857	16,974
Total assets	7,249,666	7,609,185
Liabilities:
Demand deposits	85,786	211,381
Time deposits	2,802,550	2,759,441
Demand and Time Deposits Excluding Interest Payable	2,888,336	2,970,822
Interest payable	5,219	12,154
Total deposits	2,893,555	2,982,976
Securities sold under repurchase agreements	40,530	39,767
Borrowings and debt, net	3,138,310	3,518,446
Interest payable	10,554	13,763
Customers' liabilities under acceptances	115,682	9,696
Derivative financial instruments - liabilities	14,675	34,043
Allowance for loan commitments and financial guarantees contracts losses	3,044	3,289
Other liabilities	17,149	13,615
Total liabilities	6,233,499	6,615,595
Equity:
Common stock	279,980	279,980
Treasury stock	(59,669)	(61,076)
Additional paid-in capital in excess of value assigned to common stock	120,362	119,987
Capital reserves	95,210	95,210
Regulatory reserves	136,019	136,019
Retained earnings	446,083	423,050
Other comprehensive income (loss)	(1,818)	420
Total equity	1,016,167	993,590
Total liabilities and equity	$ 7,249,666	$ 7,609,185